GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of change in the carrying amount of goodwill by reporting unit (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Change in the carrying amount of goodwill
Balance at beginning of the year	¥ 196,289,492		¥ 194,754,963
Add: Acquisition of Youru			1,534,529
Balance at end of the year	196,289,492	$ 27,646,797	196,289,492
Overseas art study services
Change in the carrying amount of goodwill
Balance at beginning of the year	177,581,176		176,046,647
Add: Acquisition of Youru			1,534,529
Balance at end of the year	177,581,176		177,581,176
Other educational services
Change in the carrying amount of goodwill
Balance at beginning of the year	18,708,316		18,708,316
Add: Acquisition of Youru
Balance at end of the year	¥ 18,708,316		¥ 18,708,316